(PIMCO Global Advantage Strategy Bond Portfolio - Administrative Class)

PIMCO Variable Insurance Trust

Supplement Dated February 4, 2013 to the

Administrative Class Prospectus, dated April 30, 2012,

as supplemented from time to time (the "Prospectus")

Disclosure Related to the PIMCO Global Advantage® Strategy Bond Portfolio

The following changes to the Prospectus are effective immediately.

The following disclosure is added after the second paragraph in the "Principal Investment Strategies" section in the PIMCO Global Advantage® Strategy Bond Portfolio's Portfolio Summary in the Prospectus:

The Portfolio may invest up to 25% of its total assets in the PIMCO Cayman Japan Portfolio I Ltd., a wholly-owned subsidiary of the Portfolio organized under the laws of the Cayman Islands (the "GA Subsidiary"). The Subsidiary is advised by PIMCO and primarily invests in Japanese government bonds, finance bills and treasury bills.

The following is added to the "Principal Risks" section in the PIMCO Global Advantage® Strategy Bond Portfolio's Portfolio Summary in the Prospectus:

Subsidiary Risk: the risk that, by investing in the GA Subsidiary, the Portfolio is indirectly exposed to the risks associated with the GA Subsidiary's investments. The GA Subsidiary is not registered under the 1940 Act and may not be subject to all the investor protections of the 1940 Act. There is no guarantee that the investment objective of the GA Subsidiary will be achieved.

(PIMCO Global Advantage Strategy Bond Portfolio - Institutional, Advisor and M Classes)

PIMCO Variable Insurance Trust

Supplement Dated February 4, 2013 to the

Institutional Class Prospectus and Advisor Class and Class M Prospectus, each dated April 30,

2012, as supplemented from time to time (the "Prospectuses")

Disclosure Related to the PIMCO Global Advantage® Strategy Bond Portfolio

The following changes to the Prospectuses are effective immediately.

The following disclosure is added after the second paragraph in the "Principal Investment Strategies" section in the PIMCO Global Advantage® Strategy Bond Portfolio's Portfolio Summary in the Prospectuses:

The Portfolio may invest up to 25% of its total assets in the PIMCO Cayman Japan Portfolio I Ltd., a wholly-owned subsidiary of the Portfolio organized under the laws of the Cayman Islands (the "GA Subsidiary"). The Subsidiary is advised by PIMCO and primarily invests in Japanese government bonds, finance bills and treasury bills.

The following is added to the "Principal Risks" section in the PIMCO Global Advantage® Strategy Bond Portfolio's Portfolio Summary in the Prospectuses:

Subsidiary Risk: the risk that, by investing in the GA Subsidiary, the Portfolio is indirectly exposed to the risks associated with the GA Subsidiary's investments. The GA Subsidiary is not registered under the 1940 Act and may not be subject to all the investor protections of the 1940 Act. There is no guarantee that the investment objective of the GA Subsidiary will be achieved.

(PIMCO Global Advantage Strategy Bond Portfolio - Administrative, Institutional and Advisor Classes)

PIMCO Variable Insurance Trust

Supplement Dated February 4, 2013 to the

PIMCO Global Advantage® Strategy Bond Administrative Class Prospectus, PIMCO Global Advantage® Strategy Bond Portfolio Institutional Class Prospectus,

and PIMCO Global Advantage® Strategy Bond Portfolio Advisor Class

Prospectus, each dated April 30, 2012,

as supplemented from time to time (the "Prospectuses")

Disclosure Related to the PIMCO Global Advantage® Strategy Bond Portfolio (the "Portfolio")

The following changes to the Prospectuses are effective immediately.

The following disclosure is added after the second paragraph in the "Principal Investment Strategies" section in the Portfolio's Portfolio Summary in the Prospectuses:

The Portfolio may invest up to 25% of its total assets in the PIMCO Cayman Japan Portfolio I Ltd., a wholly-owned subsidiary of the Portfolio organized under the laws of the Cayman Islands (the "GA Subsidiary"). The Subsidiary is advised by PIMCO and primarily invests in Japanese government bonds, finance bills and treasury bills.

The following is added to the "Principal Risks" section in the Portfolio's Portfolio Summary in the Prospectuses:

Subsidiary Risk: the risk that, by investing in the GA Subsidiary, the Portfolio is indirectly exposed to the risks associated with the GA Subsidiary's investments. The GA Subsidiary is not registered under the 1940 Act and may not be subject to all the investor protections of the 1940 Act. There is no guarantee that the investment objective of the GA Subsidiary will be achieved.

(PIMCO Global Advantage Strategy Bond Portfolio - Administrative Class) | (PIMCO Global Advantage Strategy Bond Portfolio)

PIMCO Variable Insurance Trust

Supplement Dated February 4, 2013 to the

Administrative Class Prospectus, dated April 30, 2012,

as supplemented from time to time (the "Prospectus")

Disclosure Related to the PIMCO Global Advantage® Strategy Bond Portfolio

The following changes to the Prospectus are effective immediately.

The following disclosure is added after the second paragraph in the "Principal Investment Strategies" section in the PIMCO Global Advantage® Strategy Bond Portfolio's Portfolio Summary in the Prospectus:

The Portfolio may invest up to 25% of its total assets in the PIMCO Cayman Japan Portfolio I Ltd., a wholly-owned subsidiary of the Portfolio organized under the laws of the Cayman Islands (the "GA Subsidiary"). The Subsidiary is advised by PIMCO and primarily invests in Japanese government bonds, finance bills and treasury bills.

The following is added to the "Principal Risks" section in the PIMCO Global Advantage® Strategy Bond Portfolio's Portfolio Summary in the Prospectus:

Subsidiary Risk: the risk that, by investing in the GA Subsidiary, the Portfolio is indirectly exposed to the risks associated with the GA Subsidiary's investments. The GA Subsidiary is not registered under the 1940 Act and may not be subject to all the investor protections of the 1940 Act. There is no guarantee that the investment objective of the GA Subsidiary will be achieved.

(PIMCO Global Advantage Strategy Bond Portfolio - Institutional, Advisor and M Classes) | (PIMCO Global Advantage Strategy Bond Portfolio)

PIMCO Variable Insurance Trust

Supplement Dated February 4, 2013 to the

Institutional Class Prospectus and Advisor Class and Class M Prospectus, each dated April 30,

2012, as supplemented from time to time (the "Prospectuses")

Disclosure Related to the PIMCO Global Advantage® Strategy Bond Portfolio

The following changes to the Prospectuses are effective immediately.

The following disclosure is added after the second paragraph in the "Principal Investment Strategies" section in the PIMCO Global Advantage® Strategy Bond Portfolio's Portfolio Summary in the Prospectuses:

The Portfolio may invest up to 25% of its total assets in the PIMCO Cayman Japan Portfolio I Ltd., a wholly-owned subsidiary of the Portfolio organized under the laws of the Cayman Islands (the "GA Subsidiary"). The Subsidiary is advised by PIMCO and primarily invests in Japanese government bonds, finance bills and treasury bills.

The following is added to the "Principal Risks" section in the PIMCO Global Advantage® Strategy Bond Portfolio's Portfolio Summary in the Prospectuses:

Subsidiary Risk: the risk that, by investing in the GA Subsidiary, the Portfolio is indirectly exposed to the risks associated with the GA Subsidiary's investments. The GA Subsidiary is not registered under the 1940 Act and may not be subject to all the investor protections of the 1940 Act. There is no guarantee that the investment objective of the GA Subsidiary will be achieved.

(PIMCO Global Advantage Strategy Bond Portfolio - Administrative, Institutional and Advisor Classes) | (PIMCO Global Advantage Strategy Bond Portfolio)

PIMCO Variable Insurance Trust

Supplement Dated February 4, 2013 to the

PIMCO Global Advantage® Strategy Bond Administrative Class Prospectus, PIMCO Global Advantage® Strategy Bond Portfolio Institutional Class Prospectus,

and PIMCO Global Advantage® Strategy Bond Portfolio Advisor Class

Prospectus, each dated April 30, 2012,

as supplemented from time to time (the "Prospectuses")

Disclosure Related to the PIMCO Global Advantage® Strategy Bond Portfolio (the "Portfolio")

The following changes to the Prospectuses are effective immediately.

The following disclosure is added after the second paragraph in the "Principal Investment Strategies" section in the Portfolio's Portfolio Summary in the Prospectuses:

The Portfolio may invest up to 25% of its total assets in the PIMCO Cayman Japan Portfolio I Ltd., a wholly-owned subsidiary of the Portfolio organized under the laws of the Cayman Islands (the "GA Subsidiary"). The Subsidiary is advised by PIMCO and primarily invests in Japanese government bonds, finance bills and treasury bills.

The following is added to the "Principal Risks" section in the Portfolio's Portfolio Summary in the Prospectuses:

Subsidiary Risk: the risk that, by investing in the GA Subsidiary, the Portfolio is indirectly exposed to the risks associated with the GA Subsidiary's investments. The GA Subsidiary is not registered under the 1940 Act and may not be subject to all the investor protections of the 1940 Act. There is no guarantee that the investment objective of the GA Subsidiary will be achieved.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	Other
Document Period End Date	dei_DocumentPeriodEndDate	Dec 31, 2012
Registrant Name	dei_EntityRegistrantName	PIMCO VARIABLE INSURANCE TRUST
Central Index Key	dei_EntityCentralIndexKey	0001047304
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Feb 4, 2013
Document Effective Date	dei_DocumentEffectiveDate	Feb 4, 2013
Prospectus Date	rr_ProspectusDate	Apr 12, 2012
(PIMCO Global Advantage Strategy Bond Portfolio - Administrative Class) | (PIMCO Global Advantage Strategy Bond Portfolio)
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	pimco_SupplementTextBlock

PIMCO Variable Insurance Trust

Supplement Dated February 4, 2013 to the

Administrative Class Prospectus, dated April 30, 2012,

as supplemented from time to time (the "Prospectus")

Disclosure Related to the PIMCO Global Advantage® Strategy Bond Portfolio

The following changes to the Prospectus are effective immediately.

Strategy Supplement [Text Block]	pimco_SupplementTextBlock01

The following disclosure is added after the second paragraph in the "Principal Investment Strategies" section in the PIMCO Global Advantage® Strategy Bond Portfolio's Portfolio Summary in the Prospectus:

Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Portfolio may invest up to 25% of its total assets in the PIMCO Cayman Japan Portfolio I Ltd., a wholly-owned subsidiary of the Portfolio organized under the laws of the Cayman Islands (the "GA Subsidiary"). The Subsidiary is advised by PIMCO and primarily invests in Japanese government bonds, finance bills and treasury bills.

Risk Supplement [Text Block]	pimco_SupplementTextBlock2	The following is added to the "Principal Risks" section in the PIMCO Global Advantage® Strategy Bond Portfolio's Portfolio Summary in the Prospectus:
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

Subsidiary Risk: the risk that, by investing in the GA Subsidiary, the Portfolio is indirectly exposed to the risks associated with the GA Subsidiary's investments. The GA Subsidiary is not registered under the 1940 Act and may not be subject to all the investor protections of the 1940 Act. There is no guarantee that the investment objective of the GA Subsidiary will be achieved.

(PIMCO Global Advantage Strategy Bond Portfolio - Institutional, Advisor and M Classes) | (PIMCO Global Advantage Strategy Bond Portfolio)
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	pimco_SupplementTextBlock

PIMCO Variable Insurance Trust

Supplement Dated February 4, 2013 to the

Institutional Class Prospectus and Advisor Class and Class M Prospectus, each dated April 30,

2012, as supplemented from time to time (the "Prospectuses")

Disclosure Related to the PIMCO Global Advantage® Strategy Bond Portfolio

The following changes to the Prospectuses are effective immediately.

Strategy Supplement [Text Block]	pimco_SupplementTextBlock01

The following disclosure is added after the second paragraph in the "Principal Investment Strategies" section in the PIMCO Global Advantage® Strategy Bond Portfolio's Portfolio Summary in the Prospectuses:

Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Portfolio may invest up to 25% of its total assets in the PIMCO Cayman Japan Portfolio I Ltd., a wholly-owned subsidiary of the Portfolio organized under the laws of the Cayman Islands (the "GA Subsidiary"). The Subsidiary is advised by PIMCO and primarily invests in Japanese government bonds, finance bills and treasury bills.

Risk Supplement [Text Block]	pimco_SupplementTextBlock2	The following is added to the "Principal Risks" section in the PIMCO Global Advantage® Strategy Bond Portfolio's Portfolio Summary in the Prospectuses:
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

Subsidiary Risk: the risk that, by investing in the GA Subsidiary, the Portfolio is indirectly exposed to the risks associated with the GA Subsidiary's investments. The GA Subsidiary is not registered under the 1940 Act and may not be subject to all the investor protections of the 1940 Act. There is no guarantee that the investment objective of the GA Subsidiary will be achieved.

(PIMCO Global Advantage Strategy Bond Portfolio - Administrative, Institutional and Advisor Classes) | (PIMCO Global Advantage Strategy Bond Portfolio)
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	pimco_SupplementTextBlock

PIMCO Variable Insurance Trust

Supplement Dated February 4, 2013 to the

PIMCO Global Advantage® Strategy Bond Administrative Class Prospectus, PIMCO Global Advantage® Strategy Bond Portfolio Institutional Class Prospectus,

and PIMCO Global Advantage® Strategy Bond Portfolio Advisor Class

Prospectus, each dated April 30, 2012,

as supplemented from time to time (the "Prospectuses")

Disclosure Related to the PIMCO Global Advantage® Strategy Bond Portfolio (the "Portfolio")

The following changes to the Prospectuses are effective immediately.

Strategy Supplement [Text Block]	pimco_SupplementTextBlock01	The following disclosure is added after the second paragraph in the "Principal Investment Strategies" section in the Portfolio's Portfolio Summary in the Prospectuses:
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Portfolio may invest up to 25% of its total assets in the PIMCO Cayman Japan Portfolio I Ltd., a wholly-owned subsidiary of the Portfolio organized under the laws of the Cayman Islands (the "GA Subsidiary"). The Subsidiary is advised by PIMCO and primarily invests in Japanese government bonds, finance bills and treasury bills.

Risk Supplement [Text Block]	pimco_SupplementTextBlock2	The following is added to the "Principal Risks" section in the Portfolio's Portfolio Summary in the Prospectuses:
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

Subsidiary Risk: the risk that, by investing in the GA Subsidiary, the Portfolio is indirectly exposed to the risks associated with the GA Subsidiary's investments. The GA Subsidiary is not registered under the 1940 Act and may not be subject to all the investor protections of the 1940 Act. There is no guarantee that the investment objective of the GA Subsidiary will be achieved.